Offerings	Sep. 18, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	247,910,599
Maximum Aggregate Offering Price	$ 826.37
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.13
Rule 457(f)	true
Amount of Securities Received | shares	247,910,599
Value of Securities Received, Per Share	0.00
Value of Securities Received	$ 826.37
Fee Note MAOP	$ 826.37
Offering Note	Calculated in accordance with Rule 457(f)(2) under the Securities Act. No market currently exists for BOXABL's securities and it has an accumulated capital deficit. Therefore, the proposed maximum aggregate offering price has been calculated as is one-third of the aggregate par value of BOXABL's securities expected to be exchanged in connection with the Business Combination, multiplied by the SEC's fee rate of 0.0001531.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Amount Registered | shares	102,089,401
Maximum Aggregate Offering Price	$ 340.30
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.05
Rule 457(f)	true
Amount of Securities Received | shares	102,089,401
Value of Securities Received, Per Share	0.00
Value of Securities Received	$ 340.30
Fee Note MAOP	$ 340.30
Offering Note	See Offering in Note 1.